LEASES (Details Narrative) - Youlife International Holdings Inc [Member] - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Lease cost	¥ 8,859	¥ 10,754	¥ 19,990	¥ 17,223
Operating lease expenses	8,016	9,572	17,472	15,519
Short-term lease expenses	¥ 843	¥ 1,182	¥ 2,518	¥ 1,704